Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 29, 2023	Sep. 30, 2022	Sep. 24, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, the following table provides certain information about the compensation for our Principal Executive Officer (“PEO”) and other individuals constituting our NEOs (“Non-PEO NEOs”) for our fiscal years 2023, 2022 and 2021. The table also provides information about certain financial performance measures of the company for the same fiscal years. For more information on our executive compensation program and decisions for our 2023 fiscal year, including our pay-for-performance orientation and how the Compensation Committee aligns executive compensation with the company’s performance, see “Compensation Discussion and Analysis” above.
Pay Versus Performance Table

					Value of Initial Fixed $100 Investment Based on: (4)
Fiscal Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (2) ($)	Company Total Shareholder Return (“TSR”) ($)	Peer Group TSR (5) ($)	Net Income (6) ($millions)	Company Selected Measure: Revenue (7) ($millions)
	(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2023	9,504,201	13,698,921	3,471,341	4,718,848	126.43	144.14	201	1,300
2022	9,407,217	27,520	3,559,881	971,483	102.50	124.78	184	1,254
2021	9,629,118	23,634,184	3,427,478	7,471,656	143.65	150.45	310	1,281

(1)
Our PEO for each of the fiscal years shown in the table is Kevin Yeaman, our Chief Executive Officer. Amount reflects the amount of compensation reported in the “Total” column of the Summary Compensation Table for our PEO for the corresponding fiscal year.

(2)
Amounts reflect the “compensation actually paid” (“CAP”) of our PEO, or the average of the CAP of our Non-PEO NEOs, for each fiscal year. CAP does not necessarily reflect amounts of compensation actually earned, realized, or received by our PEO or Non-PEO NEOs in each fiscal year. Rather, CAP is calculated starting with the amount of compensation reported in the “Total” column of the Summary Compensation Table for our PEO or Non-PEO NEOs, as applicable, for each fiscal year (and averaged for our Non-PEO NEOs), as adjusted in accordance with the requirements of Item 402(v) of Regulation S-K. The following adjustments were made to the amount of compensation reported in the “Total” column of the Summary Compensation Table for our PEO and the average of the amounts of compensation reported in the “Total” column of the Summary Compensation Table for our Non-PEO NEOs:

	Fiscal 2021		Fiscal 2022		Fiscal 2023
	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Summary Compensation Table Total	9,629,118	3,427,478	9,407,217	3,559,881	9,504,201	3,471,341

– grant date fair value of awards granted in fiscal year	(7,714,820)	(2,469,032)	(8,118,208)	(2,952,358)	(7,623,406)	(2,557,474)

+ fair value of outstanding and unvested awards at fiscal year-end that were granted in fiscal year	7,481,207	2,394,270	5,269,996	2,143,892	9,139,203	3,065,988

+/– change, from prior fiscal year-end, in fair value of awards granted in any prior fiscal year outstanding and unvested at fiscal year-end	7,006,852	2,116,349	(5,222,155)	(640,264)	1,935,106	566,566

+/– change, from prior fiscal year-end, in fair value at vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at end of or during fiscal year	7,231,826	2,002,591	(1,309,330)	(176,698)	743,817	172,427

– fair value at end of prior fiscal year of any awards granted in any prior fiscal year that failed to meet applicable vesting conditions during fiscal year	0	0	0	(962,970)	0	0

Compensation Actually Paid (a)	23,634,184	7,471,656	27,520	971,483	13,698,921	4,718,848

(a)
No awards granted in any of the fiscal years shown vested in the fiscal year of grant. The company has not paid dividends or other earnings on unvested awards for the fiscal years shown, and the company does not sponsor any pension arrangements for any of the PEO and Non-PEO NEOs for the fiscal years shown. Accordingly, no adjustments were made for these items.

(3)
Amount reflects the average of the amounts of compensation reported in the “Total” column of the Summary Compensation Table for our Non-PEO NEOs for the corresponding fiscal year. Our Non-PEO NEOs for each of the fiscal years shown in the Pay Versus Performance Table are:

2023:	Robert Park, Andy Sherman, John Couling, and Todd Pendleton
2022:	Lewis Chew, Robert Park, Andy Sherman, John Couling, and Shriram Revankar
2021:	Lewis Chew, Andy Sherman, Giles Baker, and Todd Pendleton

(4)
The total shareholder return, or TSR, of each of the company and the Peer Group is calculated by assuming that an investment of $100 is made in our Class A common stock and in the S&P MidCap 400 Index (^MID) (“S&P 400 Index”), respectively, starting from the market close on September 25, 2020, which is the last trading day before our fiscal year 2021, through and including the end of the fiscal year shown. Total shareholder return includes reinvestment of dividends into shares of common stock of the applicable company. Historical stock performance is not necessarily indicative of future stock performance. Disclosure of the TSRs is required by Item 402(v) of Regulation S-K and is not intended to forecast or be indicative of possible future performance of our Class A common stock or the S&P 400 Index.

(5)	The Peer Group is based on the S&P 400 Index as also identified in the Stock Price Performance Graph included in our Annual Report on Form 10-K for our fiscal year 2023.

(6)	Amount reflects the company’s net income determined in accordance with U.S. generally accepted accounting principles (“GAAP”).
(7)
The “Company Selected Measure” is the company’s revenue determined in accordance with GAAP. For a discussion of how revenue is used to link executive compensation with the company’s performance, see “Compensation Discussion and Analysis” above.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Our Non-PEO NEOs for each of the fiscal years shown in the Pay Versus Performance Table are:

2023:	Robert Park, Andy Sherman, John Couling, and Todd Pendleton
2022:	Lewis Chew, Robert Park, Andy Sherman, John Couling, and Shriram Revankar
2021:	Lewis Chew, Andy Sherman, Giles Baker, and Todd Pendleton

Peer Group Issuers, Footnote	The Peer Group is based on the S&P 400 Index as also identified in the Stock Price Performance Graph included in our Annual Report on Form 10-K for our fiscal year 2023.
PEO Total Compensation Amount	$ 9,504,201	$ 9,407,217	$ 9,629,118
PEO Actually Paid Compensation Amount	$ 13,698,921	27,520	23,634,184
Adjustment To PEO Compensation, Footnote
(2)
Amounts reflect the “compensation actually paid” (“CAP”) of our PEO, or the average of the CAP of our Non-PEO NEOs, for each fiscal year. CAP does not necessarily reflect amounts of compensation actually earned, realized, or received by our PEO or Non-PEO NEOs in each fiscal year. Rather, CAP is calculated starting with the amount of compensation reported in the “Total” column of the Summary Compensation Table for our PEO or Non-PEO NEOs, as applicable, for each fiscal year (and averaged for our Non-PEO NEOs), as adjusted in accordance with the requirements of Item 402(v) of Regulation S-K. The following adjustments were made to the amount of compensation reported in the “Total” column of the Summary Compensation Table for our PEO and the average of the amounts of compensation reported in the “Total” column of the Summary Compensation Table for our Non-PEO NEOs:

	Fiscal 2021		Fiscal 2022		Fiscal 2023
	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Summary Compensation Table Total	9,629,118	3,427,478	9,407,217	3,559,881	9,504,201	3,471,341

– grant date fair value of awards granted in fiscal year	(7,714,820)	(2,469,032)	(8,118,208)	(2,952,358)	(7,623,406)	(2,557,474)

+ fair value of outstanding and unvested awards at fiscal year-end that were granted in fiscal year	7,481,207	2,394,270	5,269,996	2,143,892	9,139,203	3,065,988

+/– change, from prior fiscal year-end, in fair value of awards granted in any prior fiscal year outstanding and unvested at fiscal year-end	7,006,852	2,116,349	(5,222,155)	(640,264)	1,935,106	566,566

+/– change, from prior fiscal year-end, in fair value at vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at end of or during fiscal year	7,231,826	2,002,591	(1,309,330)	(176,698)	743,817	172,427

– fair value at end of prior fiscal year of any awards granted in any prior fiscal year that failed to meet applicable vesting conditions during fiscal year	0	0	0	(962,970)	0	0

Compensation Actually Paid (a)	23,634,184	7,471,656	27,520	971,483	13,698,921	4,718,848

(a)
No awards granted in any of the fiscal years shown vested in the fiscal year of grant. The company has not paid dividends or other earnings on unvested awards for the fiscal years shown, and the company does not sponsor any pension arrangements for any of the PEO and Non-PEO NEOs for the fiscal years shown. Accordingly, no adjustments were made for these items.

Non-PEO NEO Average Total Compensation Amount	$ 3,471,341	3,559,881	3,427,478
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,718,848	971,483	7,471,656
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Amounts reflect the “compensation actually paid” (“CAP”) of our PEO, or the average of the CAP of our Non-PEO NEOs, for each fiscal year. CAP does not necessarily reflect amounts of compensation actually earned, realized, or received by our PEO or Non-PEO NEOs in each fiscal year. Rather, CAP is calculated starting with the amount of compensation reported in the “Total” column of the Summary Compensation Table for our PEO or Non-PEO NEOs, as applicable, for each fiscal year (and averaged for our Non-PEO NEOs), as adjusted in accordance with the requirements of Item 402(v) of Regulation S-K. The following adjustments were made to the amount of compensation reported in the “Total” column of the Summary Compensation Table for our PEO and the average of the amounts of compensation reported in the “Total” column of the Summary Compensation Table for our Non-PEO NEOs:

	Fiscal 2021		Fiscal 2022		Fiscal 2023
	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Summary Compensation Table Total	9,629,118	3,427,478	9,407,217	3,559,881	9,504,201	3,471,341

– grant date fair value of awards granted in fiscal year	(7,714,820)	(2,469,032)	(8,118,208)	(2,952,358)	(7,623,406)	(2,557,474)

+ fair value of outstanding and unvested awards at fiscal year-end that were granted in fiscal year	7,481,207	2,394,270	5,269,996	2,143,892	9,139,203	3,065,988

+/– change, from prior fiscal year-end, in fair value of awards granted in any prior fiscal year outstanding and unvested at fiscal year-end	7,006,852	2,116,349	(5,222,155)	(640,264)	1,935,106	566,566

+/– change, from prior fiscal year-end, in fair value at vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at end of or during fiscal year	7,231,826	2,002,591	(1,309,330)	(176,698)	743,817	172,427

– fair value at end of prior fiscal year of any awards granted in any prior fiscal year that failed to meet applicable vesting conditions during fiscal year	0	0	0	(962,970)	0	0

Compensation Actually Paid (a)	23,634,184	7,471,656	27,520	971,483	13,698,921	4,718,848

(a)
No awards granted in any of the fiscal years shown vested in the fiscal year of grant. The company has not paid dividends or other earnings on unvested awards for the fiscal years shown, and the company does not sponsor any pension arrangements for any of the PEO and Non-PEO NEOs for the fiscal years shown. Accordingly, no adjustments were made for these items.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Total Shareholder Return
The following graph shows the relationship between the CAP of our PEO and the average CAP of our Non-PEO NEOs, and the cumulative TSR for each of the company and the S&P 400 Index, over the three fiscal years as presented in the Pay Versus Performance Table above. The comparison of the TSRs is required by Item 402(v) of Regulation S-K and is not intended to forecast or be indicative of possible future performance of our Class A common stock or the S&P 400 Index. The company does not use absolute cumulative TSR as a company performance measure in its executive compensation program.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Net Income
The following graph shows the relationship between the CAP of our PEO and the average CAP of
our Non-PEO NEOs, and the company’s GAAP net income over the three fiscal years as presented in the Pay Versus Performance Table above. The company does not use net income as a company performance measure in its executive compensation program.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Revenue
The following graph shows the relationship between the CAP of our PEO and the average CAP of our Non-PEO NEOs, and the Company Selected Measure, which is the company’s GAAP revenue, over the three fiscal years as presented in the Pay Versus Performance Table above. For a discussion of how revenue is used to link executive compensation with the company’s performance, see “Compensation Discussion and Analysis” above.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and Total Shareholder Return
The following graph shows the relationship between the CAP of our PEO and the average CAP of our Non-PEO NEOs, and the cumulative TSR for each of the company and the S&P 400 Index, over the three fiscal years as presented in the Pay Versus Performance Table above. The comparison of the TSRs is required by Item 402(v) of Regulation S-K and is not intended to forecast or be indicative of possible future performance of our Class A common stock or the S&P 400 Index. The company does not use absolute cumulative TSR as a company performance measure in its executive compensation program.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following tabular list reflects the financial performance measures that in our assessment represent the most important company financial performance measures used for fiscal year 2023 to link the compensation paid to our NEOs to our performance.
Most Important Financial Performance Measures

Revenue
Non-GAAP Operating Income
Relative TSR

Total Shareholder Return Amount	$ 126.43	102.5	143.65
Peer Group Total Shareholder Return Amount	144.14	124.78	150.45
Net Income (Loss)	$ 201,000,000	$ 184,000,000	$ 310,000,000
Company Selected Measure Amount	1,300,000,000	1,254,000,000	1,281,000,000
PEO Name	Kevin Yeaman
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description	The “Company Selected Measure” is the company’s revenue determined in accordance with GAAP. For a discussion of how revenue is used to link executive compensation with the company’s performance, see “Compensation Discussion and Analysis” above.
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Grant date fair value of awards granted in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,623,406)	$ (8,118,208)	$ (7,714,820)
PEO | Fair value of outstanding and unvested awards at fiscal yearend that were granted in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,139,203	5,269,996	7,481,207
PEO | Change, from prior fiscal yearend, in fair value of awards granted in any prior fiscal year outstanding and unvested at fiscal yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,935,106	(5,222,155)	7,006,852
PEO | Change, from prior fiscal yearend, in fair value at vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at end of or during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	743,817	(1,309,330)	7,231,826
PEO | Fair value at end of prior fiscal year of any awards granted in any prior fiscal year that failed to meet applicable vesting conditions during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Grant date fair value of awards granted in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,557,474)	(2,952,358)	(2,469,032)
Non-PEO NEO | Fair value of outstanding and unvested awards at fiscal yearend that were granted in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,065,988	2,143,892	2,394,270
Non-PEO NEO | Change, from prior fiscal yearend, in fair value of awards granted in any prior fiscal year outstanding and unvested at fiscal yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	566,566	(640,264)	2,116,349
Non-PEO NEO | Change, from prior fiscal yearend, in fair value at vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at end of or during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	172,427	(176,698)	2,002,591
Non-PEO NEO | Fair value at end of prior fiscal year of any awards granted in any prior fiscal year that failed to meet applicable vesting conditions during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (962,970)	$ 0